SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Platinum Series Variable Annuity

Polaris Platinum II Variable Annuity

Variable Annuity Account Seven

Polaris Platinum O-Series Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product’s prospectus for availability.

Effective on or about October 22, 2018, the following Underlying Funds of the Anchor Series Trust (“AST”) and SunAmerica Series Trust (“SAST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST
SA Goldman Sachs Multi-Asset Insights Allocation	SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, L.P.	SAST

Effective on or about October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below. Accordingly, all references in the prospectus to the Target Underlying Funds listed below are hereby replaced with corresponding Acquiring Underlying Funds, respectively.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Columbia Focused Growth
SA Wellington Growth
SA Wellington Growth and Income
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

If your contract includes a living benefit, the investment requirements for your living benefit may have changed as a result of the fund mergers described above. Please check your product’s prospectus for additional restrictions. You may also contact our Annuity Service Center at 1-800-445-7862.

Dated: October 22, 2018

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Retirement Protector Variable Annuity

Effective on or about October 22, 2018, the Anchor Series Trust (“AST”) “SA Edge Asset Allocation Portfolio” changed its names to SA PGI Asset Allocation Portfolio.” Accordingly, all references in the prospectus to the “SA Edge Asset Allocation Portfolio” are replaced with the “SA PGI Asset Allocation Portfolio.”

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on or about October 22, 2018, the following Target Underlying Funds have been reorganized into the Acquiring Underlying Funds as indicated below. Accordingly, all references in the prospectus to the Target Underlying Funds listed below are hereby replaced with corresponding Acquiring Underlying Funds, respectively.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefit have been amended to reflect the changes as a result of the fund mergers described above.

The table on the following page replaces the tables starting on page F-3 appearing under “Investment Requirements for Polaris Income Plus Income Option with Custom Allocation – Build-Your-Own Option” and on page F-4 under “Flexible Allocation – Build-Your-Own Option 4” in the APPENDIX F – LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 section of the prospectus:

Investment Requirements for Polaris Income Plus Income Option with Custom Allocation – Build-Your-Own Option (page F-3) and Flexible Allocation – Build-Your-Own Option 4 (page F-4)

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios as follows:

Investment Group	Investment Requirement	Variable Portfolios
A. Bond and Cash	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return
B. Equity*	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%

SA American Funds VCP Managed Asset Allocation

SA Columbia Technology

SA Fidelity Institutional AMSM Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

* Not all funds listed in the Equity group invest in equity markets.

Dated: October 22, 2018

Please keep this supplement with your prospectus.